Significant Accounting Policies - Schedule of Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplier Concentration Risk | Inventories | Inventory Supplier A
Concentration Risk [Line Items]
Concentration risk (as a percent)	16.90%	11.90%
Supplier Concentration Risk | Inventories | Inventory Supplier B
Concentration Risk [Line Items]
Concentration risk (as a percent)	16.80%	11.40%
Supplier Concentration Risk | Inventories | Inventory Supplier C
Concentration Risk [Line Items]
Concentration risk (as a percent)	10.70%	12.70%
Supplier Concentration Risk | Inventories | Inventory Supplier D
Concentration Risk [Line Items]
Concentration risk (as a percent)	24.40%
Lender Concentration Risk | Long-term debt | Institutional Funding Partner A
Concentration Risk [Line Items]
Concentration risk (as a percent)	21.40%	10.70%
Deposits Concentration Risk | Deposits to Insurance and Guarantee Companies | Guarantee Company A
Concentration Risk [Line Items]
Concentration risk (as a percent)	19.60%	17.60%
Deposits Concentration Risk | Deposits to Insurance and Guarantee Companies | Insurance Company B
Concentration Risk [Line Items]
Concentration risk (as a percent)	18.80%	39.10%
Deposits Concentration Risk | Deposits to Insurance and Guarantee Companies | Guarantee Company C
Concentration Risk [Line Items]
Concentration risk (as a percent)		16.10%
Deposits Concentration Risk | Deposits to Insurance and Guarantee Companies | Guarantee Company D
Concentration Risk [Line Items]
Concentration risk (as a percent)	13.60%
Deposits Concentration Risk | Deposits to Insurance and Guarantee Companies | Guarantee Company E
Concentration Risk [Line Items]
Concentration risk (as a percent)	12.60%